Note 48	12 Months Ended
Dec. 31, 2023
Impairment or reversal of impairment of investments in joint ventures and associates [Abstract]
Disclosure of Impairment or reversal of impairment of investments in joint ventures and associates [Text Block]	Impairment or reversal of impairment of investments in joint ventures and associates
The heading “Impairment or reversal of the impairment of investments in joint ventures or associates" included an impairment of €9 million in the year ended 2023. This heading included a reversal of impairment of €42 million for the year ended December 31, 2022, and it did not include any impairment or reversal of impairment for the year ended December 31, 2021 (see Note 16.3).